Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of balances in foreign currency

	Currency	Amount in foreign currency	Exchange rate (1)	12.31.25	12.31.24

ASSETS
CURRENT ASSETS
Other receivables	USD	13.8	1446.000	19,955	2,165
Financial assets at amortized cost	USD	3.1	1446.000	4,483	-
Financial assets at fair value through profit or loss	USD	358.9	1446.000	518,969	386,869
Cash and cash equivalents	USD	87.4	1446.000	126,380	18,951
TOTAL CURRENT ASSETS				669,787	407,985
TOTAL ASSETS				669,787	407,985

LIABILITIES
NON-CURRENT LIABILITIES
Borrowings	USD	449.5	1455.000	653,997	466,925
TOTAL NON-CURRENT LIABILITIES				653,997	466,925
CURRENT LIABILITIES
Trade payables	USD	22.6	1455.000	32,883	24,166
	EUR	0.5	1713.117	857	141
	CHF	-	-	-	300
Borrowings	USD	183.3	1455.000	266,640	16,418
TOTAL CURRENT LIABILITIES				300,380	41,025
TOTAL LIABILITIES				954,377	507,950

(1)	The exchange rates used are the BNA exchange rates in effect as of December 31, 2025 for US Dollars (USD) and Euros (EUR).

Schedule of exposure to currency risk

	12.31.25	12.31.24
Net position
US dollar	(283,733)	(99,524)
Euro	(857)	(141)
Swiss franc	-	(300)
Total	(284,590)	(99,965)

Schedule of decrease in the profit loss

	12.31.25	12.31.24
Net position
US dollar	(28,373)	(9,952)
Euro	(86)	(14)
Swiss franc	-	(30)
Decrease in the results of operations for the year	(28,459)	(9,996)

Schedule of non-derivative financial liabilities

	No deadline	Less than 3 months	From 3 months to 1 year	From 1 to 2 years	From 2 to 5 years	Total
As of December 31, 2025
Trade payables and other liabilities	58,514	637,552	189,638	47,989	141,079	1,074,772
Borrowings	-	196,195	225,640	436,159	-	857,994
Total	58,514	833,747	415,278	484,148	141,079	1,932,766

As of December 31, 2024
Trade payables and other liabilities	131,982	212,960	58,980	24,743	212,218	640,883
Borrowings	-	2,382	66,647	108,897	-	177,926
Total	131,982	215,342	125,627	133,640	212,218	818,809

Schedule of gearing ratios

	12.31.25	12.31.24
Total liabilities	3,536,477	3,252,554
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(772,849)	(509,449)
Net debt	2,763,628	2,743,105
Total Equity	2,222,906	1,982,526
Total capital attributable to owners	4,986,534	4,725,631
Gearing ratio	55.42%	58.05%

Schedule of financial assets and liabilities measured at fair value

	LEVEL 1	LEVEL 2	LEVEL 3

At December 31, 2025
Assets
Other receivables
Assigned assets and in custody	17,581	-	-
Financial assets at fair value through profit or loss:
Negotiable instruments	130,868	-	-
Mutual funds	434,801	-	-
Shares	-	-	53,686
Cash and cash equivalents:
Mutual funds	60,555	-	-
Total assets	643,805	-	53,686

	LEVEL 1	LEVEL 2	LEVEL 3
At December 31, 2024
Assets
Other receivables
Transferred assets and in custody	11,767	-	-
Financial assets at fair value through profit or loss:
Negotiable instruments	150,616	-	-
Mutual funds	327,368	-	-
Cash and cash equivalents
Mutual funds	590	-	-
Total assets	490,341	-	-

Liabilities
Other liabilities:
Payment plan - CAMMESA	-	172,973	-
Total liabilities	-	172,973	-